Loans and Related Allowance for Loan Losses (Classes of the Loan Portfolio Summarized by the Aggregate Risk Rating) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loans: Ending Balance	$ 294,901	$ 277,798	$ 277,500
Commercial, Financial and Agricultural [Member]
Loans: Ending Balance	23,738	26,281	19,296
Real Estate - Commercial [Member]
Loans: Ending Balance	90,000	74,471	69,187
Real Estate - Construction [Member]
Loans: Ending Balance	20,713	19,681	18,092
Real Estate - Mortgage [Member]
Loans: Ending Balance	140,676	140,459	153,122
Obligations of State and Political Subdivisions [Member]
Loans: Ending Balance	15,730	12,702	12,769
Personal [Member]
Loans: Ending Balance	4,044	4,204	5,034
Pass [Member]
Loans: Ending Balance	249,800	240,642
Pass [Member] | Commercial, Financial and Agricultural [Member]
Loans: Ending Balance	17,904	20,388
Pass [Member] | Real Estate - Commercial [Member]
Loans: Ending Balance	70,369	56,867
Pass [Member] | Real Estate - Construction [Member]
Loans: Ending Balance	12,934	15,803
Pass [Member] | Real Estate - Mortgage [Member]
Loans: Ending Balance	128,898	130,706
Pass [Member] | Obligations of State and Political Subdivisions [Member]
Loans: Ending Balance	15,708	12,674
Pass [Member] | Personal [Member]
Loans: Ending Balance	3,987	4,204
Special Mention [Member]
Loans: Ending Balance	30,170	21,679
Special Mention [Member] | Commercial, Financial and Agricultural [Member]
Loans: Ending Balance	5,697	5,658
Special Mention [Member] | Real Estate - Commercial [Member]
Loans: Ending Balance	15,297	11,706
Special Mention [Member] | Real Estate - Construction [Member]
Loans: Ending Balance	3,486	292
Special Mention [Member] | Real Estate - Mortgage [Member]
Loans: Ending Balance	5,611	3,995
Special Mention [Member] | Obligations of State and Political Subdivisions [Member]
Loans: Ending Balance	22	28
Special Mention [Member] | Personal [Member]
Loans: Ending Balance	57
Substandard [Member]
Loans: Ending Balance	11,411	11,881
Substandard [Member] | Commercial, Financial and Agricultural [Member]
Loans: Ending Balance	137	235
Substandard [Member] | Real Estate - Commercial [Member]
Loans: Ending Balance	3,037	5,620
Substandard [Member] | Real Estate - Construction [Member]
Loans: Ending Balance	3,957	1,754
Substandard [Member] | Real Estate - Mortgage [Member]
Loans: Ending Balance	4,280	4,272
Doubtful [Member]
Loans: Ending Balance	3,520	3,596
Doubtful [Member] | Real Estate - Commercial [Member]
Loans: Ending Balance	1,297	278
Doubtful [Member] | Real Estate - Construction [Member]
Loans: Ending Balance	336	1,832
Doubtful [Member] | Real Estate - Mortgage [Member]
Loans: Ending Balance	$ 1,887	$ 1,486